IMPORTANT NOTICE REGARDING CHANGE IN FUND NAME, INVESTMENT OBJECTIVE AND INVESTMENT POLICIES

SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION

Xtrackers Municipal Infrastructure Revenue Bond ETF (RVNU)

Effective on or around August 4, 2026 (the “Effective Date”), the fund will convert from a passively-managed index exchange-traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of the Solactive Municipal Infrastructure Revenue Bond Index (the “Underlying Index”) into an actively-managed ETF that does not track the Underlying Index. The fund will continue to invest in municipal infrastructure revenue bonds under its new actively-managed investment strategy and will continue to be managed by DBX Advisors LLC (the “Advisor”). The fund’s conversion was proposed by the Advisor and considered and approved by the fund’s Board of Trustees (the “Board”). As part of its conversion, the fund will change its name, investment objective and investment policies, as further described below.
On the Effective Date, the fund’s name will change from Xtrackers Municipal Infrastructure Revenue Bond ETF to Xtrackers Municipal Infrastructure Revenue Bond Active ETF. The fund’s ticker symbol, RVNU, will remain the same. At that time, the fund will change its current investment objective of seeking “investment results that correspond generally to the performance, before fees and expenses, of the Solactive Municipal Infrastructure Revenue Bond Index” to seeking to “provide income exempt from regular federal income tax.” The fund’s current investment objective is a non-fundamental policy and may be changed by the Board without shareholder approval upon 60 day’s prior written notice. The fund’s new investment objective will also be non-fundamental.
When converted to an actively-managed ETF, the fund will no longer track the Underlying Index. Consequently, it will eliminate its 80% investment policy that requires the fund to invest “at least 80% of its total assets (but typically far more) in instruments that comprise the Underlying Index.” In addition, the fund will restate its other 80% investment policy, which requires the fund, under normal circumstances, to invest “at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities issued by municipalities across the United States and its territories which are classified as “municipal infrastructure revenue” bonds based on the Underlying Index’s criteria, whose income is free from regular federal income tax.” The restated policy will eliminate the reference to “based on the Underlying Index’s criteria” and instead incorporate those specific Underlying Index criteria that relate directly to the type of investments connoted by the fund’s name, i.e., municipal infrastructure revenue bonds. As restated, the policy will read as follows:
“Under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities issued by municipalities across the United States and its territories that are classified as “municipal infrastructure revenue” bonds whose income is free from regular federal income tax. For purposes of this 80% investment policy, “municipal infrastructure revenue bonds” are those municipal securities whose proceeds are used for infrastructure purposes in one of the following areas: transportation (airports, seaports, bridges, toll roads, tunnels, parking facilities, or similar); recreation (convention centers, stadiums, sports complexes, or similar); utility (electric public power, water/sewer, sanitation, or similar); or industrial economic development (solid waste recovery, malls, shopping centers, or similar); and whose principal and interest repayment comes from a pledged revenue source (e.g., tolls, sales tax, registration fees, user fees) or a double-barreled revenue stream (a pledged revenue stream and a general obligation pledge).”
Following its conversion, the fund will continue to invest in municipal infrastructure revenue bonds, but its investments will be actively-managed by portfolio management taking into account various factors. The fund will no longer follow the Underlying Index’s methodology, including its requirements relating to credit quality and maturity. After its conversion, the fund will be able to invest in below investment grade municipal securities and portfolio management generally intends to position the fund’s dollar-weighted average effective maturity between five and ten years.
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Matthew Caggiano and Chad Farrington will join Benjamin Spalding and Nancy Thai as portfolio managers of the converted fund. Mr. Caggiano has over 25 years of active municipal bond portfolio management experience and has been with DWS since 1989. Mr. Farrington has approximately 20 years of active municipal bond portfolio management experience, including prior leadership roles in municipal credit research and portfolio management, before joining DWS in 2018. The converted fund’s new portfolio management team will be jointly responsible for the management of the fund.
To implement the above described changes to the fund’s investment objective and investment policies, the following changes will be made to the fund’s prospectus. These prospectus changes are subject to regulatory review, which could result in additional changes to the below disclosures.
As of the Effective Date, the following disclosure replaces existing similar disclosure contained under the “Investment Objective” heading of the fund’s summary prospectus and the summary section and the “Fund Details” section of the fund’s prospectus.
The fund seeks to provide income exempt from regular federal income tax. The fund is an actively-managed exchange-traded fund (“ETF”) that does not seek to replicate the performance of a specific index.
As of the Effective Date, the following disclosure replaces existing similar disclosure contained under the “Principal Investment Strategies” heading of the fund’s summary prospectus and the summary section of the fund’s prospectus.
Main investments. Under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities issued by municipalities across the United States and its territories that are classified as “municipal infrastructure revenue” bonds whose income is free from regular federal income tax. For purposes of this 80% investment policy, “municipal infrastructure revenue bonds” are those municipal securities whose proceeds are used for infrastructure purposes in one of the following areas: transportation (airports, seaports, bridges, toll roads, tunnels, parking facilities, or similar); recreation (convention centers, stadiums, sports complexes, or similar); utility (electric public power, water/sewer, sanitation, or similar); or industrial economic development (solid waste recovery, malls, shopping centers, or similar); and whose principal and interest repayments come from a pledged revenue source (e.g., tolls, sales tax, registration fees, user fees) or a double-barreled revenue stream (a pledged revenue stream and a general obligation pledge). The fund considers any investments in municipal securities that pay interest subject to the alternative minimum tax (“AMT”) as part of the 80% of the fund’s net assets that must be invested in municipal securities.
The fund invests in municipal securities of any credit quality or maturity exempt from regular federal income tax that are issued by states, cities, counties, districts, their respective agencies, or other tax-exempt issuers and have been issued with the intention of funding federal, state and local infrastructure projects, such as water and sewer systems, public sewer systems, toll roads, bridges, tunnels and many other public use projects. The fund may invest in municipal securities that are subject to the AMT and state and local taxes. The fund may invest an unlimited amount of its net assets in municipal securities whose income is subject to the AMT.
The fund may invest in private activity bonds, industrial development bonds, special tax bonds and transportation bonds. Private activity bonds are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user and therefore have more potential risk. The interest from industrial development bonds, when distributed by the fund as “exempt-interest dividends” to shareholders, may be subject to the US federal alternative minimum tax applicable to individuals. Special tax bonds are payable for and secured by the revenues derived by a municipality from a particular tax (e.g., tax on the rental of a hotel room, on the purchase of food and beverages, on the rental of automobiles or on the consumption of liquor). Special tax bonds are not secured by the general tax revenues of the municipality, and they do not represent general obligations of the municipality. Transportation bonds are obligations of issuers that own and operate public transit systems, ports, highways, turnpikes, bridges and other transportation systems.
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Under normal market conditions, portfolio management intends to invest primarily (i.e., more than 50% of the fund’s assets) in investment grade municipal securities, or if unrated, municipal securities determined by the Advisor to be of similar quality. Although portfolio management may adjust the dollar-weighted average effective maturity of the fund’s portfolio, portfolio management generally intends to keep it between five and ten years.
Management process. Portfolio management looks for securities that appear to offer the best opportunity to meet the fund’s investment objective. In making investment decisions, portfolio management typically weighs a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the municipal bond market. When evaluating any individual security and its issuer, portfolio management may consider a number of factors including the security’s credit quality and terms, such as coupon, maturity date and call date, as well as the issuer’s capital structure, leverage, and ability to meet its current obligations.
As of the Effective Date, the following disclosure replaces existing similar disclosure contained under the “Principal Investment Strategies” heading of the “Fund Details” section of the fund’s prospectus.
Main investments. Under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities issued by municipalities across the United States and its territories that are classified as “municipal infrastructure revenue” bonds whose income is free from regular federal income tax. For purposes of this 80% investment policy, “municipal infrastructure revenue bonds” are those municipal securities whose proceeds are used for infrastructure purposes in one of the following areas: transportation (airports, seaports, bridges, toll roads, tunnels, parking facilities, or similar); recreation (convention centers, stadiums, sports complexes, or similar); utility (electric public power, water/sewer, sanitation, or similar); or industrial economic development (solid waste recovery, malls, shopping centers, or similar); and whose principal and interest repayments come from a pledged revenue source (e.g., tolls, sales tax, registration fees, user fees) or a double-barreled revenue stream (a pledged revenue stream and a general obligation pledge). The fund considers any investments in municipal securities that pay interest subject to the alternative minimum tax (“AMT”) as part of the 80% of the fund’s net assets that must be invested in municipal securities.
The fund invests in municipal securities of any credit quality or maturity exempt from regular federal income tax that are issued by states, cities, counties, districts, their respective agencies, or other tax-exempt issuers and have been issued with the intention of funding federal, state and local infrastructure projects, such as water and sewer systems, public sewer systems, toll roads, bridges, tunnels and many other public use projects. The fund may invest in municipal securities that are subject to the AMT and state and local taxes. The fund may invest an unlimited amount of its net assets in municipal securities whose income is subject to the AMT.
The fund may invest in private activity bonds, industrial development bonds, special tax bonds and transportation bonds. Private activity bonds are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user and therefore have more potential risk. The interest from industrial development bonds, when distributed by the fund as “exempt-interest dividends” to shareholders, may be subject to the US federal alternative minimum tax applicable to individuals. Special tax bonds are payable for and secured by the revenues derived by a municipality from a particular tax (e.g., tax on the rental of a hotel room, on the purchase of food and beverages, on the rental of automobiles or on the consumption of liquor). Special tax bonds are not secured by the general tax revenues of the municipality, and they do not represent general obligations of the municipality. Transportation bonds are obligations of issuers that own and operate public transit systems, ports, highways, turnpikes, bridges and other transportation systems.
Under normal market conditions, portfolio management intends to invest primarily (i.e., more than 50% of the fund’s assets) in investment grade municipal securities, or if unrated, municipal securities determined by the Advisor to be of similar quality. If a municipal security is rated differently among the three major ratings agencies (i.e., Moody’s Investor Services, Inc., Fitch Investors Services, Inc., and Standard & Poor’s Ratings Group), portfolio management would rely on the highest credit rating for purposes of the fund’s investment policies. Although portfolio management may adjust the dollar-weighted average effective maturity of the fund’s portfolio, portfolio management generally intends to keep it between five and ten years. In determining the dollar-weighted average effective maturity, portfolio management uses a security’s stated maturity or, if
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applicable, an earlier date on which portfolio management believes it is probable that a maturity-shortening device (such as a call, a put, prerefunding, prepayment or redemption provision, or a demand feature) will cause the security to be repaid earlier than the stated maturity date.
Management process. Portfolio management looks for securities that appear to offer the best opportunity to meet the fund’s investment objective. In making investment decisions, portfolio management typically weighs a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the municipal bond market. When evaluating any individual security and its issuer, portfolio management may consider a number of factors including the security’s credit quality and terms, such as coupon, maturity date and call date, as well as the issuer’s capital structure, leverage, and ability to meet its current obligations. Portfolio management generally also considers financially material sustainability factors, when available. Such factors may include, but are not limited to, exposure to climate change risks, income levels and unemployment data, and an issuer’s governance structure and practices.
As of the Effective Date, the following disclosure replaces existing similar disclosure contained under the “Main Risks” heading of the “Fund Details” section of the fund’s prospectus:
Credit risk. The fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation. Credit risk is greater for lower-rated securities. Credit ratings may not be an accurate assessment of credit risk.
Because the issuers of high yield debt securities, or junk bonds (debt securities rated below the fourth highest credit rating category), may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. Credit risk for high yield securities is greater than for higher-rated securities.
Because securities in default generally have missed one or more payments of interest and/or principal, an investment in such securities has an increased risk of loss. Issuers of securities in default have an increased likelihood of entering bankruptcy or beginning liquidation procedures which could impact the fund’s ability to recoup its investment. Securities in default may be illiquid or trade in low volumes and thus may be difficult to value.
For securities that rely on third-party guarantors to support their credit quality, the same risks may apply if the financial condition of the guarantor deteriorates or the guarantor ceases insuring municipal bonds. Because guarantors may insure many types of bonds, including subprime mortgage bonds and other high-risk bonds, their financial condition could deteriorate as a result of events that have little or no connection to securities owned by the fund.
As of the Effective Date, the following risks are deleted from the “Main Risks” sections of the fund’s summary prospectus and the summary section and the “Fund Details” section of the fund’s prospectus:
“Passive investing risk,”“Index-related risk” and “Tracking error risk”.
Please Retain This Supplement for Future Reference
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